RELATED PARTY TRANSACTIONS AND BALANCES - Balances with related parties (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Media deposits	$ 202,349	$ 104,390
Prepayments	917,758	3,314,744
Amounts due from related parties	28,667	28,667
Due to related parties	14,434	14,499
Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Media deposits	202,349	104,390
Prepayments	917,758	3,314,744
Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties	14,434	14,499
Anruitai
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	$ 28,667	$ 28,667